Stock	12 Months Ended
Mar. 31, 2026
Share-based Payment Arrangement [Abstract]
Stock-based compensation
24. Stock
Stock-based compensation
The stock-based compensation plans of the
Bank
are as follows:
By way of an ordinary resolution on July 19, 2025, the shareholders of the Bank approved, through postal ballot, the issuance of bonus shares, in the proportion of one bonus equity share of

Rs.
 1
each for every one fully
paid-up
equity share held as of the record date (August 27, 2025). Accordingly, the Bank allotted

7,677,039,761
equity shares as bonus shares on August 28, 2025 by utilization of share premium. All shares/ADS and per share/ADS information in the financial results reflect the effect of the bonus shares issuance retrospectively. One ADS continues to represent three equity shares.
Employee Stock Option Scheme (“ESOP”)
The shareholders of the Bank approved in January 2000 Plan “A”, in June 2003 Plan “B”, in June 2005 Plan “C”, in June 2007 Plan “D”, in June 2010 Plan “E”, in June 2013 Plan “F”
,
 in July 2016 Plan “G” and in August 2024 Plan “H” of the Employee Stock Option Schemes (the “Plans”). The Bank reserved 200.0 million equity shares, with an aggregate nominal value of Rs.200.0 million, for issuance under each Plan “A”, “B” and “C”. Under Plan “D”, the Bank reserved 300.0 million equity shares with an aggregate nominal value of Rs.300.0 million. The Bank reserved 400.0 million equity shares with an aggregate nominal value of Rs. 400.0 million, for issuance under each of Plan “E”, “F” and “G”.Under Plan H the Bank reserved 190.0 million equity shares with an aggregate nominal value of Rs. 190.0 million. Under the terms of each of these Plans, the Bank may issue stock options to employees and whole-time directors of the Bank, each of which is convertible into one equity share.
Plan A provides for the issuance of options at the recommendation of the Nomination and Remuneration Committee of the Board (the “NRC”) at an average of the daily closing prices on the BSE Limited during the 60 days preceding the date of grant of options, which was the minimum prescribed option price under regulations then issued by the Securities and Exchange Board of India (“SEBI”).
Plan B, Plan C, Plan D, Plan E, Plan F, Plan G and Plan H provide for the issuance of options at the recommendation of the NRC at the closing price on the working day immediately preceding the date when options are granted. For Plan B the price is that quoted on an Indian stock exchange with the highest trading volume during the preceding two weeks, while for Plan C, Plan D, Plan E, Plan F, Plan G and Plan H, the price is that quoted on an Indian stock exchange with the highest trading volume as of the working day preceding the date of grant.

Such options vest at the discretion of the NRC. These options are exercisable for a period following vesting at the discretion of the NRC, subject to a maximum of five years, as set forth at the time of the grant. Presently, there are no stock options issued and outstanding under Plan A, Plan B, Plan C and Plan D.
During the fiscal year ended March 31, 2024, the NRC approved, under Plan E the grant of

10,150,720

options, under
Plan F the grant of 25,067,180
options and under
 Plan G the grant of

13,551,480
 options (Schemes 45 to 55). During the fiscal year ended March 31, 2025, the NRC approved, under Plan G and Plan H, the grant of
1,147,600
 and
45,145,720
options
,
respectively
(Schemes 56 to 59). During the fiscal year ended March 31, 2026, the NRC approved, under Plan H, the grant of
39,333,316
options (Schemes 60 to 62).
Under the terms of the Amalgamation agreement, upon the completion of the merger of eHDFC in fiscal 2024, 48,559,681 options (viz. prior to giving effect to the 1:1 bonus issue on August 28, 2025)
with a
 face value of Rs. 1.0 each were granted to the merged employees as replacement of their options with eHDFC.
Restricted Stock Units (“RSUs”)
On May 14, 2022, the shareholders of the Bank approved the Employees’ Stock Incentive Master Scheme 2022 (“ESIS-2022”). The Bank reserved 200.0 million equity shares with an aggregate nominal value of Rs.200.0 million, for the grant of Restricted Stock Units (“RSUs”). Grants under ESIS-2022 can be made over a period of four years from the date of approval by the NRC i.e., until May 13, 2026. Under the terms of ESIS-2022, the Bank may issue RSUs, each of which is convertible into one equity share, to employees and whole-time directors of the Bank. ESIS-2022 provides for issuance of RSUs at a face value of Rs.1.0 at the recommendation of the NRC. Such RSUs vest at the discretion of the NRC and are exercisable for a period following the vesting at the discretion of the NRC, subject to a maximum period of four years, as set forth at the time of the grant.
During

the fiscal year ended March 31, 2024, the NRC approved, under ESIS-2022, the grant of
18,708,448
RSUs (scheme RSU 004 to RSU 006) to the employees of the Bank. During the fiscal year ended March 31, 2025, the NRC approved, under ESIS-2022, the grant of
12,509,150
RSUs (scheme RSU 007 to RSU 009) to the employees of the Bank. During the fiscal year ended March 31, 2026, the NRC approved, under ESIS-2022, the grant of
12,103,168
RSUs (scheme RSU 12 to RSU 17) to the employees of the Bank.
Modification of employee stock option schemes
During the fiscal years ended March 31, 2024, March 31, 2025 and March 31, 2026, there were no modifications to employee stock option schemes.
Assumptions used
The fair value of employee stock option schemes has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

Fiscal years ended March 31,
	2024	2025	2026
Dividend yield	0.67%-0.71%	0.73%-1.03%	0.75%-1.09%
Expected volatility	21.91%-27.42%	23.30%-27.70%	20.96%-26.41%
Risk-free interest rate	7.21%-7.55%	6.75%-7.24%	6.20%-6.98%
Expected term (in years)	4.50-7.25	4.49-7.21	4.74-7.31
The fair value of restricted stock units has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

Fiscal years ended March 31,
	2024	2025	2026
Dividend yield	0.65%-1.17%	0.77%-1.20%	1.09%-1.35%
Expected volatility	21.32%-35.35%	20.32%-27.55%	18.25%-23.18%
Risk-free interest rate	6.85%-7.18%	6.84%-6.89%	5.86%-6.33%
Expected term (in years)	1.0- 4.0	1.0- 4.0	1.0 - 4.0
The Bank recognizes compensation expense related to stock-based compensation plans over the requisite service period, generally based on the instruments’ grant-date fair value, reduced by expected forfeitures. Ultimately, the compensation cost for all awards that vest is recognized.

Activity and other details
Activity in the options available to be granted under the employee stock option scheme is as follows:

	Number of options available to be granted fiscal year ending March 31,
	2024	2025	2026
Options available to be granted, beginning of period	108,428,330	64,983,834	217,643,568
Equity shares allocated for grant under the plan	—	190,000,000	—
Options granted	(48,769,380)	(46,293,320)	(39,333,316)
Forfeited/lapsed	5,324,884	8,953,054	7,576,028

Options available to be granted, end of period	64,983,834	217,643,568	185,886,280

Activity in the RSUs outstanding under the various Employees’ Stock Incentive Master Scheme is as follows:

	Number of RSUs available to be granted fiscal year ending March 31,
	2024	2025	2026
RSUs available to be granted, beginning of period	194,218,000	175,923,152	164,883,974
Equity shares allocated for grant under the plan	—	—	—
RSUs granted	(18,708,448)	(12,509,150)	(12,103,168)
Forfeited/lapsed	413,600	1,469,972	1,771,614

RSUs available to be granted, end of period	175,923,152	164,883,974	154,552,420

Activity in the options outstanding under the employee stock option scheme is as follows:

	Fiscal years ended March 31,
	2024		2025		2026
	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price
Options outstanding, beginning of period	303,364,922	Rs. 632.43	351,318,848	Rs. 653.97	282,749,020	Rs. 706.63
Addition on account of eHDFC merger	97,119,362	562.39	—	—
Granted	48,769,380	805.92	46,293,320	864.92	39,333,316	965.16
Exercised	(92,609,932)	566.86	(105,910,094)	599.21	(80,542,270)	634.70
Forfeited	(4,396,004)	681.90	(7,954,956)	740.71	(5,454,290)	825.04
Lapsed	(928,880)	575.94	(998,098)	639.63	(2,121,738)	678.92

Options outstanding, end of period	351,318,848	Rs. 653.97	282,749,020	Rs. 706.63	233,964,038	Rs. 772.53

Options exercisable, end of period	197,659,712	Rs. 600.83	162,671,074	Rs. 639.96	128,774,138	Rs. 691.48
Weighted average fair value of options granted during the year		Rs. 303.64		Rs. 328.33		Rs. 364.64
Activity in the RSUs outstanding under the various Employees’ Stock Incentive Master Scheme is as follows:

	Fiscal years ended March 31,
	2024		2025		2026
	Units	Weighted average exercise price	Units	Weighted average exercise price	Units	Weighted average exercise price
RSUs outstanding, beginning of period	5,782,000	Rs. 1.0	23,443,608	Rs. 1.0	29,770,856	Rs. 1.0
Granted	18,708,448	1.0	12,509,150	1.0	12,103,168	1.0
Exercised	(633,240)	1.0	(4,711,930)	1.0	(8,382,710)	1.0
Forfeited	(407,000)	1.0	(1,367,662)	1.0	(1,417,772)	1.0
Lapsed	(6,600)	1.0	(102,310)	1.0	(353,842)	1.0

RSUs outstanding, end of period	23,443,608	Rs. 1.0	29,770,856	Rs. 1.0	31,719,700	Rs. 1.0

RSUs exercisable, end of period	752,140	Rs. 1.0	2,414,396	Rs. 1.0	2,886,168	Rs. 1.0
Weighted average fair value of RSUs granted during the year		Rs. 782.72		Rs. 862.34		Rs. 952.26

The following summarizes information about stock options outstanding as of March 31, 2026:

		As of March 31, 2026
Plan	Range of exercise price	Number of shares arising out of options	Weighted average remaining life (years)	Weighted average exercise price
Plan E	Rs. 818.45 (or US$ 8.72)	8,961,100	4.00	Rs. 818.5
Plan F	Rs. 818.45 (or US$ 8.72)	21,432,440	3.98	Rs. 818.5
Plan G	Rs. 617.90 to Rs. 836.55 (or US$ 6.59 to US$ 8.92)	87,535,624	2.37	Rs. 705.1
Plan H	Rs. 838.65 to Rs. 966.50 (or US$ 8.94 to US$ 10.30)	81,471,576	5.70	Rs. 913.3
eHDFC	Rs. 80.40 to Rs. 934.44 (or US$ 0.86 to US$ 9.96)	34,563,298.0	1.63	Rs. 570.97
The following summarizes information about RSUs outstanding as of March 31, 2026:

		As of March 31, 2026
Plan	Range of exercise price	Number of shares arising out of units	Weighted average remaining life (years)	Weighted average exercise price
ESIS-2022	Rs. 1.00 (or US$ 0)	31,719,700	2.45	1.00
The intrinsic value, of options exercised during the years ended March 31, 2024, March 31, 2025 and March 31, 2026 at the grant date was Rs. 5,249.6 million, Rs. 7,049.2 million and Rs. 5,687.6 million, respectively, and at the exercise date was Rs. 14,548.0 million, Rs. 33,349.8 million and Rs. 8,039.0 million, respectively. The aggregate intrinsic value as of the grant date and as of March 31, 2026 attributable to options which are outstanding as of March 31, 2026 was Rs. 10,591.6 million (previous year Rs.
16,009.7

million) and Rs. 8,420.1 million (previous year Rs. 58,662.2 million), respectively. The aggregate intrinsic value as of the grant date and as of March 31, 2026 attributable to options exercisable as of March 31, 2026 was Rs.9,828.2 million (previous year Rs. 15,158.2 million) and was Rs. 8,164.9 million (previous year Rs. 44,594.6 million), respectively. Total stock-based compensation expense recognized for the ESOP’s under these plans was Rs. 17,379.5 million, Rs. 13,878.7 million and Rs. 12,636.4 million during the fiscal years ended March 31, 2024, March 31, 2025 and March 31, 2026, respectively.
The income tax (expense)/ benefit
of the stock-based compensation expense was Rs. 20,166.2 million, Rs. (1,157.2
) million and Rs. (1,184.8) million during the fiscal years ended March 31, 2024, March 31, 2025 and March 31, 2026, respectively. The
i
ncome tax benefit from options exercised during the fiscal years ended March 31, 2024, March 31, 2025 and March 31, 2026 was Rs. 5,561.5 million, Rs. 7,041.2 million and Rs. 8,820.2 million, respectively. As of March 31, 2026, there were 105,189,900 unvested options (previous year 120,077,946) with weighted average exercise price of Rs. 871.8 (previous year Rs. 797.0) and the aggregate intrinsic value at the grant date and as of March 31, 2026 was Rs.763.3 million (previous year Rs. 851.5 million) and Rs. 255.2 million (previous year Rs. 14,067.6 million), respectively. As of March 31, 2026, the total estimated stock-based compensation expense to be recognized in future periods was Rs. 16,291.1 million. This is expected to be recognized over a weighted average period of 2.1 years.
The intrinsic value, of RSUs exercised during the fiscal years ended March 31, 2025 and March 31, 2026 at the grant date was Rs. 3,586.4 million and Rs. 6,667.2 million, respectively, and at the exercise date was Rs. 4,304.8 million, and Rs. 6,124.0 million, respectively. The aggregate intrinsic value as of the grant date and as of March 31, 2026 attributable to RSUs which were outstanding as of March 31, 2026 was Rs. 28,034.9 million (previous year Rs. 24,360.4 million) and Rs. 23,172.8 million (previous year Rs. 27,198.7 million), respectively. The aggregate intrinsic value as of the grant date and as of March 31, 2026 attributable to RSUs exercisable as of March 31, 2026 was Rs. 2,330.9 million (previous year Rs. 1,854.3 million) and Rs.
2,108.5 million (previous year Rs. 2,205.8 million), respectively. Total stock-based compensation expense recognized for the RSUs under these plans was Rs. 9,532.3 million (previous year Rs. 10,755.2 million) during the fiscal year ended March 31, 2026. As of March 31, 2026, there were 28,833,532 (previous year 27,356,460) unvested RSUs with a weighted average exercise price of Rs.1.0 (previous year Rs. 1.0) and the aggregate intrinsic value at the grant date and as of March 31, 2026 was Rs. 25,704.0 million (previous year Rs. 22,506.2 million) and Rs. 21,064.3 million (previous year Rs. 24,992.9 million), respectively. As of March 31, 2026, the total estimated stock-based compensation expense for the RSUs to be recognized in future periods was Rs. 12,231.2 million. This is expected to be recognized over a weighted average period of 2.0 years.
HDFC Life Insurance Company Limited (“HDFC Life”)
HDFC Life has granted options of its equity shares to employees under various schemes. The exercise price of the options granted was determined based on the closing price of the shares of the HDFC Life immediately prior to the grant date. In case the shares are listed on more than one stock exchange, the exchange with the highest trading volume is considered.
Total number of outstanding options is 11,027,288 as of March 31, 2026 of which 7,143,862 are exercisable. Additionally, total number of outstanding RSUs is 702,152 as on March 31
,
2026 of which nil are exercisable.

HDFC Asset Management Company Limited (“HDFC AMC”)
HDFC AMC has granted options of its equity shares to employees and directors of HDFC AMC under various schemes. The exercise price of the options granted was based on the latest available closing price of the shares of the HDFC AMC on National Stock Exchange of India Limited.
Total number of outstanding options is 5,378,785 as o
f
 March 31, 2026 of which 2,479,033 are
exercisable. Additionally, total number of outstanding RSUs is 499,090 as on
March 31, 2026
of

which nil are exercisable.
HDFC Capital Advisors Limited (“HDFC Capital”)
HDFC Capital has granted options of its equity shares to employees under the ESOP-2021 scheme. The exercise price of the options granted was determined by an independent valuer appointed by the Board of Directors.
Total number of outstanding options is 131,283 as o
f
March 31, 2026 of which nil are exercisable.
HDFC Securities Limited (“HSL”)
HSL has granted options of its equity shares to employees and directors under the
ESOS-II
scheme. The exercise price of the options granted was determined by considering the average price of two independent valuer reports.
Total number of outstanding options is 602,704 as on March 31, 2026 out of which 277,268 are exercisable.
HDB Financial Services Limited (“HDBFSL”)
HDBFSL has granted options of its equity shares to employees and directors of HDBFSL under various schemes. The exercise price of the options granted was determined by an independent valuer.
Total number of outstanding options is 10,526,098 as o
f
 March 31, 2026 out of which 4,387,891 are exercisable.